INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
2010 Affiliate Company	12,926,810	13,103,822
2011 Affiliate Company	2,621,838	-
First 2012 Affiliate Company	-	-
Second 2012 Affiliate Company	-	28,927,154
Total carrying value	15,548,648	42,030,976

2010 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
Balance at the beginning of the year	12,680,000	12,926,810

Share of net income in non-consolidated affiliate	249,810	180,012
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	246,810	177,012

Carrying value at the end of the year	12,926,810	13,103,822

2011 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
Balance at the beginning of the year	-	2,621,838

Investment in non-consolidated affiliate	3,500,000	-
Disposal of investment in non-consolidated affiliate	-	(2,190,117)
Total investment in non-consolidated affiliate	3,500,000	(2,190,117)

Share of net loss in non-consolidated affiliate	(878,162)	(431,721)

Carrying value at the end of the year	2,621,838	-

First Two Thousand Twelve Affiliate Company Bad [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	5,600,000
Total investment in non-consolidated affiliate - cost	5,600,000

Share of net loss in non-consolidated affiliate	(787,758)
Impairment of investment in non-consolidated affiliate	(4,812,242)
Carrying value at the end of the year	-

Second Two Thousand Twelve Affiliate Company Bad [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	28,927,154
Share of net income in non-consolidated affiliate	-
Carrying value at the end of the year	28,927,154

Schedule of Purchase Price Allocation
Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible assets	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Schedule of Intangible Assets, Finite and Indefinite
	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite